Schedule of Estimated Future Amortization Expense for Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
2026 (remaining nine months)	$ 1,184
2026	1,510	$ 1,590
2027	1,498	1,510
2028	1,498	1,498
2029	1,454	1,498
Thereafter	5,969
Total	$ 13,113	13,519	$ 15,211
2030		1,454
Thereafter		$ 5,969